Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 11,491.6	$ 137.9	₨ 10,688.7
On merger of eHDFC	5,421.2	65.0	0.0
Service cost	1,968.8	23.6	1,398.6	₨ 1,268.0
Interest cost	981.3	11.8	773.4	631.2
Actuarial(gains)/ losses	(303.0)	(3.6)	(252.4)
Benefits paid	(1,968.0)	(23.6)	(1,116.7)
Projected benefit obligation, end of the period	17,591.9	211.1	11,491.6	10,688.7
Change in plan assets:
Fair value of plan assets, beginning of the period	10,916.1	131.0	10,019.3
Fair value of plan assets - Addition on account of acquisition of HDFC Ltd	5,121.2	61.4
Expected return on plan assets	1,036.1	12.4	668.2	574.1
Actuarial gains/(losses)	2,893.5	34.7	(390.0)
Actual return on plan assets	3,929.6	47.1	278.2
Employer contributions	717.9	8.6	1,735.3
Benefits paid	(1,733.0)	(20.8)	(1,116.7)
Fair value of plan assets, end of the period	18,951.8	$ 227.3	10,916.1	₨ 10,019.3
Funded Status	₨ 1,359.9		₨ (575.5)		$ 16.2